Trading revenues (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trading revenues
Trading revenues	SFr (2,116)	SFr (525)	SFr 2,371
Interest rate products
Trading revenues
Trading revenues	(1,734)	(1,367)	1,081
Foreign exchange products
Trading revenues
Trading revenues	851	521	1,133
Equity/index-related products
Trading revenues
Trading revenues	(356)	427	1,589
Credit products
Trading revenues
Trading revenues	(565)	540	(1,416)
Commodity, emission and energy products
Trading revenues
Trading revenues	(29)	8	(6)
Other trading securities
Trading revenues
Trading revenues	SFr (283)	SFr (654)	SFr (10)